Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMaxTM Ultra Option Income Strategy ETF (ULTY)

listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated February 19, 2024

Effective immediately, all references to Mick Brokaw in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.